Distribution Date:	07/17/24	Morgan Stanley Capital I Trust 2016-UBS12
Determination Date:	07/11/24
Next Distribution Date:	08/16/24
Record Date:	06/28/24	Commercial Mortgage Pass-Through Certificates
Series 2016-UBS12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61691EAW5	1.779000%	38,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61691EAX3	2.932000%	54,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61691EAY1	3.436000%	56,000,000.00	31,494,747.65	852,637.86	90,179.96	0.00	0.00	942,817.82	30,642,109.79	35.08%	30.00%
A-3	61691EAZ8	3.337000%	190,000,000.00	186,864,945.35	0.00	519,640.27	0.00	0.00	519,640.27	186,864,945.35	35.08%	30.00%
A-4	61691EBA2	3.596000%	237,609,000.00	237,609,000.00	0.00	712,034.97	0.00	0.00	712,034.97	237,609,000.00	35.08%	30.00%
A-S	61691EBD6	3.778000%	50,497,000.00	50,497,000.00	0.00	158,981.39	0.00	0.00	158,981.39	50,497,000.00	27.88%	23.88%
B	61691EBE4	4.030000%	40,191,000.00	40,191,000.00	0.00	134,974.77	0.00	0.00	134,974.77	40,191,000.00	22.15%	19.00%
C	61691EBF1	4.124909%	42,253,000.00	42,253,000.00	0.00	145,241.49	0.00	0.00	145,241.49	42,253,000.00	16.12%	13.88%
D	61691EAJ4	3.312000%	49,466,000.00	49,466,000.00	0.00	136,526.16	0.00	0.00	136,526.16	49,466,000.00	9.06%	7.88%
E	61691EAL9	3.312000%	23,703,000.00	23,703,000.00	0.00	65,420.28	0.00	0.00	65,420.28	23,703,000.00	5.68%	5.00%
F	61691EAN5	3.312000%	10,306,000.00	10,306,000.00	0.00	14,328.28	0.00	0.00	14,328.28	10,306,000.00	4.21%	3.75%
G*	61691EAQ8	3.312000%	30,916,736.00	29,520,715.41	0.00	0.00	0.00	0.00	0.00	29,520,715.41	0.00%	0.00%
V	61691EAS4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61691EAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			824,441,736.00	701,905,408.41	852,637.86	1,977,327.57	0.00	0.00	2,829,965.43	701,052,770.55

X-A	61691EBB0	0.646104%	577,109,000.00	455,968,693.00	0.00	245,502.65	0.00	0.00	245,502.65	455,116,055.14
X-B	61691EBC8	0.160465%	132,941,000.00	132,941,000.00	0.00	17,776.97	0.00	0.00	17,776.97	132,941,000.00
X-D	61691EAA3	0.812909%	49,466,000.00	49,466,000.00	0.00	33,509.47	0.00	0.00	33,509.47	49,466,000.00
X-E	61691EAC9	0.812909%	23,703,000.00	23,703,000.00	0.00	16,056.99	0.00	0.00	16,056.99	23,703,000.00
X-F	61691EAE5	0.812909%	10,306,000.00	10,306,000.00	0.00	6,981.53	0.00	0.00	6,981.53	10,306,000.00
X-G	61691EAG0	0.812909%	30,916,736.00	29,520,715.41	0.00	19,998.05	0.00	0.00	19,998.05	29,520,715.41
Notional SubTotal			824,441,736.00	701,905,408.41	0.00	339,825.66	0.00	0.00	339,825.66	701,052,770.55

Deal Distribution Total					852,637.86	2,317,153.23	0.00	0.00	3,169,791.09

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691EAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61691EAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61691EAY1	562.40620804	15.22567607	1.61035643	0.00000000	0.00000000	0.00000000	0.00000000	16.83603250	547.18053196
A-3	61691EAZ8	983.49971237	0.00000000	2.73494879	0.00000000	0.00000000	0.00000000	0.00000000	2.73494879	983.49971237
A-4	61691EBA2	1,000.00000000	0.00000000	2.99666667	0.00000000	0.00000000	0.00000000	0.00000000	2.99666667	1,000.00000000
A-S	61691EBD6	1,000.00000000	0.00000000	3.14833337	0.00000000	0.00000000	0.00000000	0.00000000	3.14833337	1,000.00000000
B	61691EBE4	1,000.00000000	0.00000000	3.35833321	0.00000000	0.00000000	0.00000000	0.00000000	3.35833321	1,000.00000000
C	61691EBF1	1,000.00000000	0.00000000	3.43742432	0.00000000	0.00000000	0.00000000	0.00000000	3.43742432	1,000.00000000
D	61691EAJ4	1,000.00000000	0.00000000	2.76000000	0.00000000	0.00000000	0.00000000	0.00000000	2.76000000	1,000.00000000
E	61691EAL9	1,000.00000000	0.00000000	2.76000000	0.00000000	0.00000000	0.00000000	0.00000000	2.76000000	1,000.00000000
F	61691EAN5	1,000.00000000	0.00000000	1.39028527	1.36971473	4.55938774	0.00000000	0.00000000	1.39028527	1,000.00000000
G	61691EAQ8	954.84579646	0.00000000	0.00000000	2.63537425	36.39503730	0.00000000	0.00000000	0.00000000	954.84579646
V	61691EAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61691EAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691EBB0	790.09111450	0.00000000	0.42540083	0.00000000	0.00000000	0.00000000	0.00000000	0.42540083	788.61368501
X-B	61691EBC8	1,000.00000000	0.00000000	0.13372075	0.00000000	0.00000000	0.00000000	0.00000000	0.13372075	1,000.00000000
X-D	61691EAA3	1,000.00000000	0.00000000	0.67742429	0.00000000	0.00000000	0.00000000	0.00000000	0.67742429	1,000.00000000
X-E	61691EAC9	1,000.00000000	0.00000000	0.67742438	0.00000000	0.00000000	0.00000000	0.00000000	0.67742438	1,000.00000000
X-F	61691EAE5	1,000.00000000	0.00000000	0.67742383	0.00000000	0.00000000	0.00000000	0.00000000	0.67742383	1,000.00000000
X-G	61691EAG0	954.84579646	0.00000000	0.64683575	0.00000000	0.00000000	0.00000000	0.00000000	0.64683575	954.84579646

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	06/01/24 - 06/30/24	30	0.00	90,179.96	0.00	90,179.96	0.00	0.00	0.00	90,179.96	0.00
A-3	06/01/24 - 06/30/24	30	0.00	519,640.27	0.00	519,640.27	0.00	0.00	0.00	519,640.27	0.00
A-4	06/01/24 - 06/30/24	30	0.00	712,034.97	0.00	712,034.97	0.00	0.00	0.00	712,034.97	0.00
X-A	06/01/24 - 06/30/24	30	0.00	245,502.65	0.00	245,502.65	0.00	0.00	0.00	245,502.65	0.00
X-B	06/01/24 - 06/30/24	30	0.00	17,776.97	0.00	17,776.97	0.00	0.00	0.00	17,776.97	0.00
X-D	06/01/24 - 06/30/24	30	0.00	33,509.47	0.00	33,509.47	0.00	0.00	0.00	33,509.47	0.00
X-E	06/01/24 - 06/30/24	30	0.00	16,056.99	0.00	16,056.99	0.00	0.00	0.00	16,056.99	0.00
X-F	06/01/24 - 06/30/24	30	0.00	6,981.53	0.00	6,981.53	0.00	0.00	0.00	6,981.53	0.00
X-G	06/01/24 - 06/30/24	30	0.00	19,998.05	0.00	19,998.05	0.00	0.00	0.00	19,998.05	0.00
A-S	06/01/24 - 06/30/24	30	0.00	158,981.39	0.00	158,981.39	0.00	0.00	0.00	158,981.39	0.00
B	06/01/24 - 06/30/24	30	0.00	134,974.77	0.00	134,974.77	0.00	0.00	0.00	134,974.77	0.00
C	06/01/24 - 06/30/24	30	0.00	145,241.49	0.00	145,241.49	0.00	0.00	0.00	145,241.49	0.00
D	06/01/24 - 06/30/24	30	0.00	136,526.16	0.00	136,526.16	0.00	0.00	0.00	136,526.16	0.00
E	06/01/24 - 06/30/24	30	0.00	65,420.28	0.00	65,420.28	0.00	0.00	0.00	65,420.28	0.00
F	06/01/24 - 06/30/24	30	32,782.30	28,444.56	0.00	28,444.56	14,116.28	0.00	0.00	14,328.28	46,989.05
G	06/01/24 - 06/30/24	30	1,040,865.80	81,477.17	0.00	81,477.17	81,477.17	0.00	0.00	0.00	1,125,215.76
Totals			1,073,648.10	2,412,746.68	0.00	2,412,746.68	95,593.45	0.00	0.00	2,317,153.23	1,172,204.81

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,169,791.09
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,422,204.32	Master Servicing Fee	2,924.61
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,258.23
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	292.46
ARD Interest	0.00	Operating Advisor Fee	1,625.55
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	356.80
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,422,204.32	Total Fees	9,457.64

Principal		Expenses/Reimbursements
Scheduled Principal	852,637.86	Reimbursement for Interest on Advances	(3.99)
Unscheduled Principal Collections		ASER Amount	68,691.67
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	20,166.67
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	6,739.10
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	852,637.86	Total Expenses/Reimbursements	95,593.45

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,317,153.23
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	852,637.86
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,169,791.09
Total Funds Collected	3,274,842.18	Total Funds Distributed	3,274,842.18

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	701,905,408.41	701,905,408.41	Beginning Certificate Balance	701,905,408.41
(-) Scheduled Principal Collections	852,637.86	852,637.86	(-) Principal Distributions	852,637.86
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	701,052,770.55	701,052,770.55	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	703,068,832.15	703,068,832.15	Ending Certificate Balance	701,052,770.55
Ending Actual Collateral Balance	702,211,233.49	702,211,233.49

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.12%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	14	40,324,041.03	5.75%	28	4.5535	1.462120	1.30 or less	11	201,370,659.74	28.72%	28	4.3167	1.008177
5,000,001 to 10,000,000	10	77,132,156.74	11.00%	28	4.4280	1.977561	1.31 to 1.40	2	30,619,139.75	4.37%	28	4.6233	1.330000
10,000,001 to 15,000,000	5	66,151,229.08	9.44%	28	4.3887	1.837337	1.41 to 1.50	3	28,047,995.02	4.00%	28	4.5888	1.480000
15,000,001 to 20,000.000	5	82,359,299.31	11.75%	28	4.3350	1.575475	1.51 to 1.60	3	38,042,271.92	5.43%	27	4.1146	1.552640
20,000,001 to 35,000,000	5	155,035,576.10	22.11%	28	4.3675	1.622049	1.61 to 1.80	8	131,087,340.70	18.70%	28	4.1035	1.668710
35,000,001 to 50,000,000	2	82,750,000.00	11.80%	26	3.3001	2.395921	1.81 to 2.00	2	23,375,191.15	3.33%	29	4.4385	1.918823
50,000,001 or greater	3	197,300,468.29	28.14%	28	3.9544	1.654150	2.01 to 2.25	5	78,398,400.16	11.18%	28	3.9670	2.073973
Totals	44	701,052,770.55	100.00%	28	4.1408	1.767187	2.26 to 2.50	3	23,592,490.15	3.37%	28	4.3174	2.321261
							2.51 to 3.00	6	144,774,406.80	20.65%	27	3.7545	2.811636
							3.01 or greater	1	1,744,875.16	0.25%	28	5.0300	3.760000
							Totals	44	701,052,770.55	100.00%	28	4.1408	1.767187
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Arizona	1	3,914,046.51	0.56%	28	3.7929	1.720000
							Lodging	7	79,561,755.06	11.35%	28	4.6936	1.883193
Arkansas	4	16,028,262.63	2.29%	28	4.7450	1.570000
							Mixed Use	3	88,070,969.47	12.56%	28	4.1561	0.903072
California	13	111,320,955.91	15.88%	28	4.1540	1.526953
							Mobile Home Park	1	3,069,346.99	0.44%	27	4.4310	1.540000
Colorado	1	6,707,981.05	0.96%	28	4.6540	1.760000
							Multi-Family	16	64,935,583.03	9.26%	28	4.4661	1.815402
Connecticut	7	38,881,093.33	5.55%	28	4.4757	1.505625
							Office	4	136,194,662.29	19.43%	28	3.5357	2.506503
Florida	4	85,536,447.62	12.20%	27	4.0034	2.369414
							Retail	32	288,802,737.46	41.20%	27	4.2232	1.625464
Georgia	5	86,620,792.68	12.36%	28	3.7631	2.760268
							Self Storage	11	40,417,716.23	5.77%	28	3.9245	1.882968
Hawaii	1	7,527,620.76	1.07%	28	3.7929	1.720000
							Totals	74	701,052,770.55	100.00%	28	4.1408	1.767187
Illinois	1	1,744,875.16	0.25%	28	5.0300	3.760000
Indiana	1	3,069,346.99	0.44%	27	4.4310	1.540000
Iowa	1	2,040,048.48	0.29%	28	3.7929	1.720000
Michigan	1	2,174,470.28	0.31%	28	3.7929	1.720000
Nevada	2	10,314,325.85	1.47%	28	4.2691	2.721701
New Jersey	1	37,250,000.00	5.31%	27	3.1170	2.110000
New York	2	88,960,080.95	12.69%	28	4.2054	1.062448
Ohio	6	23,371,348.74	3.33%	27	3.7724	1.500225
Oklahoma	9	21,347,172.50	3.05%	28	4.3071	1.523321
Oregon	1	13,247,380.61	1.89%	28	4.8640	1.010000
Pennsylvania	4	3,672,510.08	0.52%	28	4.8100	1.330000
Tennessee	3	68,605,367.86	9.79%	28	4.1317	1.643246
Texas	3	40,670,647.52	5.80%	27	4.9276	1.281954
Washington	3	28,047,995.02	4.00%	28	4.5888	1.480000
Totals	74	701,052,770.55	100.00%	28	4.1408	1.767187

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.0000% or less	7	262,150,695.33	37.39%	27	3.6348	2.199611	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	21	258,875,348.30	36.93%	28	4.2087	1.422887	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% or greater	16	180,026,726.92	25.68%	28	4.7801	1.632601	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	701,052,770.55	100.00%	28	4.1408	1.767187	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	44	701,052,770.55	100.00%	28	4.1408	1.767187
								Totals	44	701,052,770.55	100.00%	28	4.1408	1.767187
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	44	701,052,770.55	100.00%	28	4.1408	1.767187	Interest Only	5	242,750,000.00	34.63%	27	3.7148	2.062461
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	39	458,302,770.55	65.37%	28	4.3665	1.610789
	Totals	44	701,052,770.55	100.00%	28	4.1408	1.767187	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	701,052,770.55	100.00%	28	4.1408	1.767187
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		5	91,274,099.18	13.02%	28	4.3654	1.604823			No outstanding loans in this group
	12 months or less	38	529,778,671.37	75.57%	28	4.1043	1.932152
	13 months to 24 months	1	80,000,000.00	11.41%	28	4.1265	0.860000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	701,052,770.55	100.00%	28	4.1408	1.767187
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
01A1	30297935	MU	New York	NY	Actual/360	4.127%	275,100.00	0.00	0.00	N/A	11/06/26	--	80,000,000.00	80,000,000.00	11/06/23
02A1	30311892	OF	Atlanta	GA	Actual/360	3.732%	203,705.00	0.00	0.00	N/A	11/05/26	--	65,500,000.00	65,500,000.00	07/05/24
02A4	30311895	OF	Atlanta	GA	Actual/360	3.732%	45,095.00	0.00	0.00	N/A	11/05/26	--	14,500,000.00	14,500,000.00	07/05/24
03A1	30311896	RT	Memphis	TN	Actual/360	4.146%	113,707.58	0.00	0.00	N/A	11/01/26	--	32,911,022.95	32,911,022.95	07/01/24
03A3	30311898	RT	Memphis	TN	Actual/360	4.146%	113,707.58	0.00	0.00	N/A	11/01/26	--	32,911,022.95	32,911,022.95	07/01/24
04A1	30311904	RT	Lake Forest	CA	Actual/360	3.970%	171,764.94	118,404.36	0.00	N/A	11/01/26	--	51,918,872.65	51,800,468.29	07/01/24
05A1	30297646	RT	Miami	FL	Actual/360	3.450%	130,812.50	0.00	0.00	N/A	09/01/26	--	45,500,000.00	45,500,000.00	07/01/24
06A1	30311888	RT	Houston	TX	Actual/360	4.987%	15,203.35	6,237.75	0.00	N/A	10/06/26	--	3,658,315.05	3,652,077.30	07/06/24
06A4	30311923	RT	Houston	TX	Actual/360	4.987%	133,029.30	54,580.29	0.00	N/A	10/06/26	--	32,010,259.34	31,955,679.05	07/06/24
07A3	30311889	OF	Jersey City	NJ	Actual/360	3.117%	96,756.88	0.00	0.00	N/A	10/11/26	--	37,250,000.00	37,250,000.00	06/11/24
8	30297859	SS	Various	Various	Actual/360	3.793%	90,877.43	96,290.96	0.00	11/06/26	11/06/41	--	28,751,855.71	28,655,564.75	07/06/24
			Daytona Beach
10	30297907	LO		FL	Actual/360	4.761%	113,712.27	58,650.22	0.00	N/A	11/06/26	--	28,660,936.62	28,602,286.40	07/06/24
			Shores
11A1	30297885	RT	Federal Way	WA	Actual/360	4.589%	59,527.83	32,627.72	0.00	N/A	11/06/26	--	15,566,900.95	15,534,273.23	07/06/24
11A3	30297887	RT	Federal Way	WA	Actual/360	4.589%	33,071.02	18,126.50	0.00	N/A	11/06/26	--	8,648,279.17	8,630,152.67	07/06/24
11A4	30297888	RT	Federal Way	WA	Actual/360	4.589%	14,881.96	8,156.92	0.00	N/A	11/06/26	--	3,891,726.04	3,883,569.12	07/06/24
13	30311891	OF	Columbus	OH	Actual/360	3.530%	55,829.82	34,314.38	0.00	N/A	10/07/26	--	18,978,976.67	18,944,662.29	07/07/24
14	30311907	LO	Various	CT	Actual/360	4.517%	60,244.78	33,678.96	0.00	N/A	12/01/26	--	16,004,811.00	15,971,132.04	07/01/24
15	30297899	MF	Various	AR	Actual/360	4.745%	63,508.67	32,940.34	0.00	N/A	11/06/26	--	16,061,202.98	16,028,262.64	04/06/21
16	30311908	Various West Hartford		CT	Actual/360	4.450%	58,995.38	27,896.11	0.00	N/A	11/01/26	--	15,908,865.22	15,880,969.11	07/01/24
17	30297878	RT	Various	Various	Actual/360	4.810%	59,180.33	26,153.72	0.00	11/05/26	05/05/28	--	14,764,324.36	14,738,170.64	07/05/24
18	30297941	LO	Hillsboro	OR	Actual/360	4.864%	53,857.60	39,855.14	0.00	N/A	11/06/26	--	13,287,235.75	13,247,380.61	07/06/24
19	30311909	SS	San Diego	CA	Actual/360	4.245%	41,688.97	22,716.82	0.00	N/A	11/01/26	--	11,784,868.31	11,762,151.49	07/01/24
20	30297579	RT	Riverside	CA	Actual/360	4.280%	42,524.35	19,187.87	0.00	N/A	09/05/26	--	11,922,714.21	11,903,526.34	07/05/24
21	30297820	RT	Yukon	OK	Actual/360	4.002%	33,376.38	22,730.08	0.00	N/A	11/06/26	--	10,009,162.04	9,986,431.96	07/06/24
22	30297705	LO	Stuart	FL	Actual/360	4.420%	34,822.38	20,391.35	0.00	N/A	10/05/26	--	9,454,039.91	9,433,648.56	07/05/24
23	30297893	LO	Lawrence	NY	Actual/360	4.910%	36,735.28	17,992.19	0.00	N/A	11/05/26	--	8,978,073.14	8,960,080.95	07/05/24
24	30311910	MF	Las Vegas	NV	Actual/360	4.269%	30,670.94	18,881.46	0.00	N/A	11/06/26	--	8,621,285.67	8,602,404.21	07/06/24
25	30311911	MF	Lancaster	CA	Actual/360	4.269%	26,398.37	16,251.21	0.00	N/A	11/06/26	--	7,420,310.32	7,404,059.11	07/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	30311912	RT	Hamden	CT	Actual/360	4.440%	26,056.07	13,187.80	0.00	N/A	11/01/26	--	7,042,179.98	7,028,992.18	07/01/24
27	30297914	RT	Broomfield	CO	Actual/360	4.654%	26,069.94	13,962.08	0.00	N/A	11/06/26	--	6,721,943.13	6,707,981.05	07/06/24
29	30311913	MF	Sherman	TX	Actual/360	4.510%	19,090.12	16,519.49	0.00	N/A	11/01/26	--	5,079,410.66	5,062,891.17	07/01/24
30	30311914	MF	Avenal	CA	Actual/360	4.269%	18,951.89	11,667.06	0.00	N/A	11/06/26	--	5,327,181.94	5,315,514.88	07/06/24
31	30311915	MF	Los Angeles	CA	Actual/360	4.269%	15,259.17	9,393.77	0.00	N/A	11/06/26	--	4,289,196.40	4,279,802.63	07/06/24
32	30311916	MF	Van Nuys	CA	Actual/360	4.269%	12,665.11	7,796.83	0.00	N/A	11/06/26	--	3,560,032.99	3,552,236.16	07/06/24
33	30297821	LO	Brunswick	GA	Actual/360	4.478%	12,529.86	10,485.40	0.00	N/A	11/06/26	--	3,357,711.90	3,347,226.50	07/06/24
34	30297828	MF	Rancho Cordova	CA	Actual/360	5.500%	14,705.76	5,110.08	0.00	N/A	11/05/26	--	3,208,530.04	3,203,419.96	07/05/24
35	30297814	MH	Fort Wayne	IN	Actual/360	4.431%	11,354.97	5,796.04	0.00	N/A	10/06/26	--	3,075,143.03	3,069,346.99	07/06/24
36	30311917	MF	Northridge	CA	Actual/360	4.269%	9,613.28	5,918.07	0.00	N/A	11/06/26	--	2,702,193.89	2,696,275.82	07/06/24
37	30311918	MF	Hemet	CA	Actual/360	4.269%	8,545.14	5,260.50	0.00	N/A	11/06/26	--	2,401,950.60	2,396,690.10	07/06/24
38	30311919	MF	Van Nuys	CA	Actual/360	4.269%	8,392.55	5,166.56	0.00	N/A	11/06/26	--	2,359,058.77	2,353,892.21	07/06/24
39	30311920	MF	Lancaster	CA	Actual/360	4.269%	8,300.99	5,110.21	0.00	N/A	11/06/26	--	2,333,322.72	2,328,212.51	07/06/24
40	30311921	RT	Tulsa	OK	Actual/360	4.810%	8,451.54	3,997.36	0.00	N/A	11/01/26	--	2,108,492.29	2,104,494.93	07/01/24
41	30297915	RT	Chicago	IL	Actual/360	5.030%	7,328.37	3,444.76	0.00	N/A	11/06/26	--	1,748,319.92	1,744,875.16	07/06/24
42	30311922	MF	Las Vegas	NV	Actual/360	4.269%	6,103.67	3,757.50	0.00	N/A	11/06/26	--	1,715,679.14	1,711,921.64	07/06/24
Totals							2,422,204.32	852,637.86	0.00				701,905,408.41	701,052,770.55
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1	8,326,439.70	0.00	--	--	04/08/24	20,000,000.00	208,364.73	205,281.00	2,017,245.30	2,469,971.92	0.00
02A1	21,969,935.75	5,449,954.34	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
02A4	21,969,935.75	5,449,954.34	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
03A1	10,893,446.28	2,952,185.75	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
03A3	10,893,446.28	2,952,185.75	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
04A1	7,541,750.80	1,931,723.72	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
05A1	13,356,434.56	3,653,054.88	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
06A1	6,443,368.59	1,608,246.76	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
06A4	6,443,368.59	1,608,246.76	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
07A3	28,081,865.68	4,911,100.67	01/01/24	03/31/24	--	0.00	0.00	96,601.68	96,601.68	0.00	0.00
8	5,058,440.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,900,549.62	1,198,889.46	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11A1	5,204,958.44	1,364,025.02	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11A3	5,204,958.44	1,364,025.02	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4	5,204,958.44	1,364,025.02	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	12,929,780.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	1,523,910.30	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	06/11/24	0.00	0.00	96,239.41	3,758,768.46	345,628.29	0.00
16	1,764,297.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,497,917.49	352,917.69	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	973,158.39	321,743.72	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,773,418.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,231,064.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,376,115.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,769,170.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,116,581.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,669,251.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	992,183.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	627,846.21	111,520.93	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	891,462.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	993,133.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	675,957.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	615,504.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	175,179.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	36,260.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	499,697.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	285,889.31	82,389.55	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	315,992.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	424,368.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	50,696.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	157,110.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	191,273.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	534,318.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	338,106.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	195,399,592.40	38,200,099.68				20,000,000.00	208,364.73	398,122.09	5,872,615.44	2,815,600.21	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/24	0	0.00	0	0.00	2	96,028,262.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.140800%	4.124631%	28
06/17/24	0	0.00	0	0.00	2	96,061,202.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.141078%	4.124909%	29
05/17/24	0	0.00	0	0.00	2	96,091,900.93	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.141334%	4.125165%	30
04/17/24	0	0.00	0	0.00	2	96,124,590.62	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.141608%	4.125440%	31
03/15/24	0	0.00	0	0.00	2	96,155,030.62	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.141860%	4.125692%	32
02/16/24	0	0.00	1	80,000,000.00	1	16,189,597.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.142151%	4.125984%	33
01/18/24	1	80,000,000.00	0	0.00	1	16,219,772.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.142399%	4.126232%	34
12/15/23	0	0.00	0	0.00	1	16,249,825.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.142646%	4.126479%	35
11/17/23	0	0.00	0	0.00	1	16,281,892.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.142912%	4.126745%	36
10/17/23	0	0.00	0	0.00	1	16,311,692.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.143155%	4.126989%	37
09/15/23	0	0.00	1	80,000,000.00	1	16,343,516.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.143417%	4.127251%	38
08/17/23	1	80,000,000.00	0	0.00	1	16,373,066.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.143657%	4.127491%	39
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
01A1	30297935	11/06/23	7	6	205,281.00	2,017,245.30	2,469,971.92	80,000,000.00	09/06/23	98
07A3	30311889	06/11/24	0	A	96,601.68	96,601.68	0.00	37,250,000.00
15	30297899	04/06/21	38	6	96,239.41	3,758,768.46	1,983,146.02	17,186,725.58	08/25/20	2
Totals					398,122.09	5,872,615.44	4,453,117.94	134,436,725.58
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		657,659,035	561,630,773	96,028,263		0
37 - 48 Months		14,738,171	14,738,171	0		0
49 - 60 Months		0	0	0		0
> 60 Months		28,655,565	28,655,565	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-24	701,052,771	605,024,508	0	0	96,028,263	0
Jun-24	701,905,408	605,844,205	0	0	96,061,203	0
May-24	702,706,923	606,615,022	0	0	96,091,901	0
Apr-24	703,553,563	607,428,972	0	0	96,124,591	0
Mar-24	704,348,902	608,193,872	0	0	96,155,031	0
Feb-24	705,237,925	609,048,328	0	80,000,000	16,189,597	0
Jan-24	706,026,951	609,807,179	80,000,000	0	16,219,773	0
Dec-23	706,813,024	690,563,199	0	0	16,249,825	0
Nov-23	707,644,775	691,362,882	0	0	16,281,893	0
Oct-23	708,424,788	692,113,095	0	0	16,311,693	0
Sep-23	709,250,696	612,907,179	0	80,000,000	16,343,517	0
Aug-23	710,024,693	613,651,627	80,000,000	0	16,373,066	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
01A1	30297935	80,000,000.00	80,000,000.00	440,000,000.00	10/01/16	7,757,922.70	0.86000	06/30/23	11/06/26	I/O
15	30297899	16,028,262.64	17,186,725.58		--	1,935,672.68	1.57000	--	11/06/26	267
Totals		96,028,262.64	97,186,725.58	440,000,000.00		9,693,595.38

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
01A1	30297935	MU	NY	09/06/23	98

7/11/2024 - Loan transferred to special servicing on September 6, 2023. The Special Servicer has sent a hello letter and a pre-negotiation letter. On February 15, 2024, the Court entered the Order Appointing Colliers as Receiver.

15	30297899	MF	AR	08/25/20	2
7/11/2024 - The Loan is currently in payment default. Special Servicer is pursuing a foreclosure strategy. Foreclosure sales expected to occur by August 2024.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
01A1	30297935	80,000,000.00	4.12650%	80,000,000.00	4.12650%	8	07/02/20	07/02/20	08/04/20
01A1	30297935	0.00	4.12650%	0.00	4.12650%	8	04/19/23	04/19/23	05/02/23
03A1	30311896	32,415,881.62	4.14600%	32,415,881.62	4.14600%	10	12/31/20	05/01/20	02/02/21
03A3	30311898	32,415,881.62	4.14600%	32,415,881.62	4.14600%	10	12/31/20	05/01/20	02/02/21
06A1	30311888	3,884,921.17	4.98700%	3,884,921.17	4.98700%	10	12/06/20	12/06/20	02/09/21
06A4	30311923	33,993,061.10	4.98700%	33,993,061.10	4.98700%	10	12/06/20	12/06/20	02/09/21
14	30311907	0.00	4.51700%	0.00	4.51700%	8	01/18/22	01/18/22	06/23/22
18	30297941	15,016,819.38	4.86400%	15,016,819.38	4.86400%	10	08/18/21	06/30/20	08/18/21
21	30297820	10,973,713.63	4.00150%	10,973,713.63	4.00150%	8	08/07/20	08/07/20	08/11/20
22	30297705	0.00	4.42000%	0.00	4.42000%	8	02/18/22	12/16/21	02/18/22
41	30297915	1,873,919.75	5.03000%	1,873,919.75	5.03000%	8	12/15/20	12/15/20	02/04/21
Totals		210,574,198.27		210,574,198.27
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
28	30297485 05/17/21	6,776,931.02	10,700,000.00	5,700,046.00	316,446.02	5,700,046.00	5,383,599.98	1,393,331.04	0.00	1,246.48	1,392,084.56	19.20%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,776,931.02	10,700,000.00	5,700,046.00	316,446.02	5,700,046.00	5,383,599.98	1,393,331.04	0.00	1,246.48	1,392,084.56

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
28	30297485	06/16/23	0.00	0.00	1,392,084.56	0.00	0.00	2,689.72	0.00	0.00	1,396,020.76
		05/17/21	0.00	0.00	1,393,331.04	0.00	0.00	1,393,331.04	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	1,392,084.56	0.00	0.00	1,396,020.76	0.00	0.00	1,396,020.76

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
01A1	0.00	0.00	16,666.67	0.00	0.00	68,691.67	0.00	0.00	0.00	0.00	0.00	0.00
03A1	0.00	0.00	0.00	0.00	1,137.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00
03A3	0.00	0.00	0.00	0.00	1,137.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00
06A1	0.00	0.00	0.00	0.00	214.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00
06A4	0.00	0.00	0.00	0.00	1,876.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	1,874.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	392.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(3.99)	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	107.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	20,166.67	0.00	6,739.10	68,691.67	0.00	0.00	(3.99)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		95,593.45

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27